Investment in debt securities (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Debt Securities [Abstract]
Held to Maturity Investment in Debt Securities
The maturity schedule of the outstanding investments in debt securities that are classified as held-to-maturity as of June 30, 2026, is as follows:

Maturity date	Carrying amount	Fair value	Unrealized gains
Due within 1 year	$2,003,103	$2,006,970	$3,867
Due in 1-5 years	750,000	765,000	15,000
Due in 5-10 years	—	—	—
Total	$2,753,103	$2,771,970	$18,867

Carrying Amount and Unrealized Gains of Trading Debt Securities
The following table presents the carrying amount and unrealized gains of trading debt securities as of June 30, 2026:

Balance June 30, 2026	Carrying amount	Unrealized Gains
Trading debt securities	$558,752	$3,829
Total	$558,752	$3,829